RELATED PARTY TRANSACTIONS - Founder Shares (Details)					6 Months Ended
		Aug. 18, 2021 D $ / shares	Aug. 10, 2021 shares	Jun. 23, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Mar. 04, 2021 shares
Related Party Transaction [Line Items]
Aggregate purchase price | $	[1],[2]				$ 25,000
Threshold Period After Business Combination In Which Specified Trading Days Within Any Specified Trading Day Period Commences		30 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D		10
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		30 days
Common Stock
Related Party Transaction [Line Items]
Number of shares issued | shares	[1],[2]				3,162,500
Aggregate purchase price | $	[1],[2]				$ 317
Additional Paid-in Capital
Related Party Transaction [Line Items]
Aggregate purchase price | $	[1],[2]				$ 24,683
Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Number of shares issued | shares				1,000,000
Aggregate purchase price | $				$ 25,000
Aggregate number of shares owned | shares			3,162,500			2,875,000
Shares subject to forfeiture | shares			412,500
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%
Percentage of founder shares that will be transferred on certain presumptive conditions		50
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares		$ 12.50
Percentage of founder shares will not be transferred until the completion of escrow period		50

[1]	Includes up to 412,500 shares of common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter. On August 18, 2021, the underwriters’ exercised the over-allotment option in full, thus these shares are no longer subject to forfeiture (see Note 6).
[2]	On March 4, 2021, the Company effected a 2.875-for-1 stock split, resulting in 2,875,000 shares of common stock outstanding (see Note 5). On August 10, 2021, the Company effectuated a 1.1-for-1 stock split, resulting in an aggregate of 3,162,500 shares of common stock outstanding (see Note 5). All share and per-share amounts have been retroactively restated to reflect the two stock splits.